Note 18 Impairment test assumptions CGU goodwill in Mexico (Details) - MEXICO		Dec. 31, 2024 Rate	Dec. 31, 2023 Rate	Dec. 31, 2022 Rate
Impairment test assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[1]	18.30%	12.40%	12.70%
Growth rate used to extrapolate cash flow projections		5.50%	5.60%	6.30%

[1]	(1) After tax discount rates.